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Limited Term Tax-Exempt Bond Fund of America
333 South Hope Street
Los Angeles, California 90071-1406

Phone (213) 486 9200
Fax (213) 486 9455
Email ksv@capgroup.com

Kimberly S. Verdick
Secretary

November 6, 2006

Document Control
U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20001

Re:	Limited Term Tax-Exempt Bond Fund of America
File Nos. 033-66214 and 811-07888

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on 10/31/06 of Registrant's Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940.

Sincerely,

/s/ Kimberly S. Verdick

Kimberly S. Verdick
Secretary